REGISTERED DIRECT OFFERINGS (Details)				12 Months Ended
	May 12, 2019 item $ / shares shares	Jul. 02, 2018 item $ / shares shares	Feb. 24, 2017 item $ / shares shares	Sep. 30, 2021 shares	Sep. 30, 2020 shares	Sep. 30, 2016 USD ($)
Shelf Registration Statement, Maximum Amount Authorized | $						$ 50,000,000
Series F Warrant [Member]
Number of warrants exercised				0	0
Number of shares may be acquired upon exercise				5,591,664
Series G Warrant [Member]
Number of warrants exercised				0	0
Number of shares may be acquired upon exercise				6,802,500
Series H Warrant [Member]
Number of warrants exercised				0	0
Number of shares may be acquired upon exercise				8,615,384
REGISTERED DIRECT OFFERING 2017 [Member]
Number of accredited investors | item			6
Number of shares issued during the period			10,166,664
Shares Issued, Price Per Share | $ / shares			$ 0.60
REGISTERED DIRECT OFFERING 2017 [Member] | Series F Warrant [Member]
Percentage of warrant per unit			55.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 0.75
REGISTERED DIRECT OFFERINGS 2018 [Member]
Number of accredited investors | item		8
Number of shares issued during the period		9,070,000
Shares Issued, Price Per Share | $ / shares		$ 0.50
REGISTERED DIRECT OFFERINGS 2018 [Member] | Series G Warrant [Member]
Percentage of warrant per unit		75.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 0.70
Registered Direct Offering 2019 [Member]
Number of accredited investors | item	5
Number of shares issued during the period	8,615,384
Shares Issued, Price Per Share | $ / shares	$ 0.325
Registered Direct Offering 2019 [Member] | Series H Warrant [Member]
Warrants to purchase shares of Common Stock	1
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.40